UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET INTERMEDIATE TERM MUNICIPALS FUND

FORM N-Q

DECEMBER 31, 2013

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited)	December 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.2%
Alabama - 0.4%
Clarke & Mobile County, AL, Gas District, Gas Revenue, AMBAC	5.250%	1/1/24	$1,935,000	$2,069,541	(a)
Jefferson County, AL, Sewer Revenue	5.000%	10/1/22	2,000,000	2,061,240
Jefferson County, AL, Sewer Revenue, Warrants	5.000%	10/1/23	4,000,000	4,092,600

Total Alabama				8,223,381

California - 14.6%
ABAG Finance Authority for Nonprofit Corp., Insured Senior Living Revenue, Odd Fellows Home of California	5.000%	4/1/32	3,250,000	3,264,073
Bay Area, CA, Toll Authority, Toll Bridge Revenue:
San Francisco Bay Area	0.760%	10/1/19	10,000,000	10,009,900	(b)(c)
San Francisco Bay Area	0.960%	5/1/23	37,000,000	36,759,130	(b)(c)
San Francisco Bay Area	1.160%	4/1/24	10,000,000	10,016,000	(b)(c)
California Health Facilities Financing Authority Revenue, Stanford Hospital	5.000%	11/15/25	27,465,000	29,591,890
California State Economic Recovery, GO	5.000%	7/1/20	35,000,000	40,894,000	(d)
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	8,190,000	7,662,810	(e)(f)
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	3,665,000	3,629,559
California State Public Works Board, Lease Revenue:
Department of Corrections	5.250%	9/1/16	4,245,000	4,259,136
Various Capital Projects	5.250%	10/1/25	4,000,000	4,376,960
Various Capital Projects	5.250%	10/1/26	4,385,000	4,743,298
Various Capital Projects	5.000%	10/1/27	5,180,000	5,465,004
California Statewide CDA Revenue, John Muir Health	5.000%	7/1/29	6,660,000	6,898,828
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.600%	1/15/36	9,000,000	7,613,100
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.250%	11/15/23	3,975,000	4,288,866
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/24	17,830,000	18,760,369
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	7,250,000	7,924,612
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/27	10,000,000	10,670,000
Northern, CA, Power Agency Revenue	5.000%	7/1/21	1,575,000	1,760,267
Northern, CA, Power Agency Revenue:
Lodi Energy Center	5.000%	6/1/19	2,000,000	2,293,640
Lodi Energy Center	5.000%	6/1/20	2,000,000	2,287,720
Lodi Energy Center	5.000%	6/1/25	15,805,000	17,263,327
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	10,223,400
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/26	4,700,000	5,435,550
Sacramento, CA, Cogeneration Authority Project Revenue:
Procter & Gamble Project	5.000%	7/1/18	800,000	909,856
Procter & Gamble Project	5.000%	7/1/19	900,000	1,026,567
Procter & Gamble Project	5.250%	7/1/20	1,250,000	1,431,288
Procter & Gamble Project	5.250%	7/1/21	1,000,000	1,143,370
San Bernardino County, CA, COP:
Arrowhead Project	5.500%	8/1/21	11,855,000	13,152,648
Arrowhead Project	5.000%	8/1/22	8,755,000	9,345,612
Arrowhead Project	5.125%	8/1/24	10,000,000	10,541,100
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	42,250,000	44,496,010
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1	5.250%	11/1/26	2,000,000	2,089,180

Total California				340,227,070

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - 2.9%
Colorado Health Facilities Authority Revenue:
Sisters of Charity Leavenworth Health System Inc.	5.250%	1/1/25	$12,735,000	$13,694,200
Sisters of Charity Leavenworth Health System Inc.	5.000%	1/1/30	13,500,000	14,088,060
E-470 Public Highway Authority Revenue, CO	5.250%	9/1/25	7,105,000	7,260,457
E-470 Public Highway Authority Revenue, CO	5.375%	9/1/26	3,000,000	3,066,210
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	8,210,000	9,360,632
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.250%	11/15/28	8,000,000	9,030,160
Regional Transportation District, CO, COP	5.000%	6/1/25	10,000,000	10,658,400

Total Colorado				67,158,119

Connecticut - 0.6%
Connecticut State, GO	0.710%	9/15/17	7,000,000	6,954,220	(b)(c)
Connecticut State, GO	0.830%	9/15/18	3,000,000	2,989,260	(b)
Connecticut State, GO	0.980%	9/15/18	4,000,000	4,040,600	(b)

Total Connecticut				13,984,080

Florida - 7.0%
Broward County, FL, Airport System Revenue	5.000%	10/1/24	3,000,000	3,207,750
Broward County, FL, Airport System Revenue	5.375%	10/1/29	12,000,000	12,907,560
Citizens Property Insurance Corp., FL	5.000%	6/1/16	25,000,000	27,418,250
Citizens Property Insurance Corp., FL	5.375%	6/1/16	20,000,000	22,092,200
Citizens Property Insurance Corp., FL	5.250%	6/1/17	5,000,000	5,637,450
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/22	1,860,000	2,015,198
Florida State Municipal Loan Council Revenue, NATL	5.250%	11/1/16	265,000	265,795
Jacksonville Beach, FL, Utility Revenue	7.900%	10/1/14	355,000	375,097	(g)
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/25	4,750,000	5,122,447
Jacksonville, FL, Transit Revenue	5.000%	10/1/25	7,000,000	7,624,540
Killarney, FL, Community Development District Special Assessment Revenue	5.125%	5/1/09	440,000	198,000	(h)
Lee County, FL, Airport Revenue:
Assured Guaranty	5.000%	10/1/21	12,245,000	13,308,356	(e)
Assured Guaranty	5.000%	10/1/22	8,000,000	8,610,960	(e)
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.500%	10/1/27	3,000,000	3,251,430	(e)
Miami International Airport	5.000%	10/1/29	5,000,000	5,126,000
Miami-Dade County, FL, Expressway Authority Toll System Revenue, Assured Guaranty	3.000%	7/1/16	1,205,000	1,265,250
Miami-Dade County, FL, School Board, COP	5.000%	2/1/24	8,000,000	8,637,680
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.250%	10/1/21	6,935,000	7,647,502
Orlando Health Inc.	5.250%	10/1/22	7,095,000	7,734,827
Orlando Health Inc.	5.125%	10/1/26	4,050,000	4,172,310
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/24	3,500,000	3,928,925
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/25	3,350,000	3,749,220

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/27	$1,155,000	$1,272,648
South Broward, FL, Hospital District Revenue	5.000%	5/1/28	5,920,000	6,246,074
Sterling Hill, FL, Community Development District	5.500%	11/1/10	610,000	366,000	(h)

Total Florida				162,181,469

Georgia - 3.1%
Atlanta & Fulton County, GA, Recreational Authority Revenue:
Zoo	5.000%	12/1/19	1,770,000	1,986,064
Zoo	5.000%	12/1/20	1,860,000	2,070,682
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	5,465,000	6,359,566
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/24	15,885,000	18,429,936
Burke County, GA, Development Authority Revenue, Oglethorpe Power Corp. Vogtle Project	2.400%	4/1/20	9,000,000	8,536,860	(b)(c)
Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp.	7.000%	1/1/23	5,000,000	5,703,700
De Kalb County, GA, Water & Sewer Revenue	5.250%	10/1/26	2,500,000	2,767,350
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	6,000,000	6,472,440
Georgia State Higher EFA Revenue, USG Real Estate Foundation II LLC Project	5.375%	6/15/29	3,000,000	3,163,830
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/18	5,000,000	5,461,000
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/21	7,110,000	7,730,703
Main Street Natural Gas Inc., GA, Gas Revenue	5.250%	9/15/19	1,500,000	1,663,725
Milledgeville & Baldwin County, GA, Development Authority Revenue, Georgia College & State University Foundation	5.500%	9/1/24	1,000,000	1,044,540	(a)
Savannah, GA, Downtown Authority Revenue, Refunding, Chatham County Projects, NATL	5.000%	1/1/19	660,000	704,900

Total Georgia				72,095,296

Hawaii - 0.0%
Hawaii State, GO, Unrefunded Balance, NATL	5.000%	5/1/16	615,000	624,871	(a)

Illinois - 2.5%
Chicago, IL, GO	5.375%	1/1/16	120,000	120,462
Chicago, IL, O’Hare International Airport Revenue	5.250%	1/1/19	5,625,000	6,315,075	(e)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/21	3,000,000	3,357,570
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/22	4,000,000	4,413,280
Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project	7.100%	12/1/15	1,360,000	1,442,307	(g)
Illinois Finance Authority Revenue:
AGM	5.250%	1/1/22	2,000,000	2,121,100
Edward Hospital, AMBAC	6.000%	2/1/28	1,000,000	1,077,890
Memorial Health System	5.250%	4/1/29	11,000,000	11,421,850
Rush University Medical Center	6.375%	11/1/29	3,000,000	3,354,900
Illinois Finance Authority, National Rural Utilities Cooperative Finance Corp., Gtd. Solid Waste Disposal Revenue, Prairie Power Inc.	3.000%	5/6/14	2,940,000	2,955,141	(b)(c)
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	6/15/18	5,000,000	5,539,850
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	12/15/18	4,000,000	4,359,560
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	6/15/19	4,000,000	4,240,320

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	12/15/19	$1,500,000	$1,590,120
Metropolitan Pier & Exposition Authority, IL, Revenue, McCormick Place Project	5.000%	12/15/22	5,000,000	5,632,800

Total Illinois				57,942,225

Indiana - 3.2%
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.375%	1/1/25	4,000,000	4,472,280
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/26	5,480,000	6,131,627
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/27	3,460,000	3,839,216
Indiana State Finance Authority Revenue, Trinity Health Credit Group	5.000%	12/1/28	5,000,000	5,329,850
Indiana State Finance Authority, Environmental Revenue, U.S. Steel Corp.	6.000%	12/1/19	12,000,000	12,165,480
Indiana State Toll Road Commission, Toll Road Revenue	9.000%	1/1/15	995,000	1,037,715	(g)
Indianapolis, IN, Thermal Energy System, Multi-Mode	5.000%	10/1/23	19,625,000	21,435,603
Jasper County, IN, PCR:
Northern Indiana Public Service, AMBAC	5.700%	7/1/17	5,000,000	5,409,200
Northern Indiana Public Service, NATL	5.850%	4/1/19	3,000,000	3,304,290
North Manchester, IN, EDR:
Peabody Retirement Community Project	1.000%	12/1/45	894,164	17,883
Peabody Retirement Community Project	5.130%	12/1/45	1,038,384	843,209	(b)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	5.875%	1/1/24	1,500,000	1,508,415	(e)
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	5.250%	1/1/21	8,000,000	9,279,840

Total Indiana				74,774,608

Iowa - 2.1%
Iowa Finance Authority Health Care Facilities Revenue:
Genesis Health Systems	5.000%	7/1/18	2,775,000	3,103,921
Genesis Health Systems	5.000%	7/1/19	4,075,000	4,565,385
Genesis Health Systems	5.000%	7/1/20	2,500,000	2,772,500
Genesis Health Systems	5.000%	7/1/21	4,170,000	4,505,018
Iowa Finance Authority Health Facilities Revenue:
Central Iowa Health System, Assured Guaranty	5.000%	2/15/17	1,600,000	1,763,776
Central Iowa Health System, Assured Guaranty	5.000%	2/15/18	1,350,000	1,507,248
Central Iowa Health System, Assured Guaranty	5.000%	2/15/19	1,000,000	1,124,270
Iowa Health System, Assured Guaranty	5.000%	8/15/17	1,000,000	1,118,360
Iowa Health System, Assured Guaranty	5.000%	8/15/18	1,350,000	1,525,513
Iowa Health System, Assured Guaranty	5.000%	8/15/19	1,150,000	1,305,986
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	11,000,000	10,564,730
Iowa Fertilizer Co. Project	5.250%	12/1/25	17,290,000	15,411,269

Total Iowa				49,267,976

Kansas - 0.1%
Kansas State Development Finance Authority Revenue, Sisters Leavenworth	5.250%	1/1/25	3,000,000	3,252,660

Kentucky - 0.7%
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue:
Owensboro Medical Health System Inc.	5.250%	6/1/23	1,835,000	1,938,953
Owensboro Medical Health System Inc.	6.000%	6/1/30	13,570,000	14,214,168

Total Kentucky				16,153,121

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Louisiana - 0.8%
East Baton Rouge, LA, Parish Park & Recreation District, GO, AGM	5.000%	5/1/20	$500,000	$531,400	(a)
Louisiana State Citizens Property Insurance Corp., Assessment Revenue	5.625%	6/1/21	1,830,000	2,072,695
Louisiana State Citizens Property Insurance Corp., Assessment Revenue	5.875%	6/1/23	4,435,000	5,031,463
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue, Valero Refining-New Orleans LLC	4.000%	6/1/22	10,000,000	9,887,200	(b)(c)

Total Louisiana				17,522,758

Maryland - 1.0%
Anne Arundel County, MD, GO, Consolidated Solid Waste Projects	5.300%	2/1/17	450,000	451,309	(e)
Maryland State EDC, EDR:
Term Project	5.375%	6/1/25	5,055,000	5,261,396
Transportation Facilities Project	5.125%	6/1/20	5,000,000	5,231,400
Transportation Facilities Project	5.375%	6/1/25	7,500,000	7,806,225
Maryland State Health & Higher EFA Revenue:
Refunding, Medstar Health	5.750%	8/15/14	500,000	516,420
Washington County Hospital	6.000%	1/1/28	4,000,000	4,113,840

Total Maryland				23,380,590

Massachusetts - 1.2%
Massachusetts State HEFA Revenue:
Cape Cod Healthcare Obligation Inc., AGM	6.000%	11/15/28	1,500,000	1,611,450
Caregroup Inc.	5.375%	7/1/23	3,500,000	3,812,690
Caregroup Inc.	5.375%	7/1/24	5,500,000	5,967,445
Caregroup Inc.	5.375%	7/1/25	3,570,000	3,904,580
UMass Memorial Health Care Inc.	5.000%	7/1/20	2,500,000	2,720,450
UMass Memorial Medical Center Inc.	5.000%	7/1/19	1,500,000	1,649,115
Massachusetts State, GO, Consolidated Loan	0.490%	1/1/18	8,500,000	8,473,480	(b)

Total Massachusetts				28,139,210

Michigan - 7.6%
Detroit, MI, GO:
District State Aid	5.250%	11/1/24	5,000,000	5,108,900
District State Aid	5.000%	11/1/30	21,500,000	20,555,505
Detroit, MI, Water Supply System Revenue:
NATL	5.000%	7/1/26	1,000,000	942,320
Senior Lien	5.000%	7/1/21	4,215,000	4,093,861
Senior Lien	5.250%	7/1/22	4,195,000	4,141,346
Senior Lien	5.250%	7/1/23	12,120,000	11,942,200
Senior Lien	5.250%	7/1/24	4,140,000	4,039,025
Senior Lien	5.250%	7/1/25	4,085,000	3,937,695
Senior Lien	5.250%	7/1/26	10,635,000	10,177,589
Michigan Finance Authority, Trinity Health Corp.	5.000%	12/1/27	4,500,000	4,749,480	(d)
Michigan Finance Authority Revenue, Detroit School District	5.500%	6/1/21	15,000,000	16,682,400
Michigan State Building Authority Revenue, Facilities Program, AGM	5.000%	10/15/26	5,000,000	5,332,250
Michigan State Hospital Finance Authority Revenue:
McLaren Health Care Corp.	5.625%	5/15/28	23,690,000	25,233,877
Refunding, Hospital, Sparrow Obligated	5.000%	11/15/19	1,000,000	1,082,940

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - continued
Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison	5.500%	8/1/16	$5,000,000	$5,479,600	(b)(c)
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.000%	9/1/29	2,000,000	2,390,800
Wayne County, MI, Airport Authority Revenue:
Detroit Metropolitan Airport	5.000%	12/1/16	7,865,000	8,736,521	(e)
Detroit Metropolitan Airport	5.000%	12/1/17	21,250,000	24,050,112	(e)
Detroit Metropolitan Airport	5.000%	12/1/18	17,000,000	19,040,850	(e)

Total Michigan				177,717,271

Minnesota - 1.1%
Minnesota Agricultural & Economic Development Board Revenue, Essentia Healthcare, AGM	5.000%	2/15/30	5,725,000	5,913,181
St. Cloud, MN, Health Care Revenue, Centracare Health System	5.000%	5/1/25	10,000,000	10,223,800
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue, Allina Health System	5.250%	11/15/28	9,600,000	10,277,664

Total Minnesota				26,414,645

Missouri - 0.9%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.750%	8/1/28	9,080,000	9,991,904
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project	5.250%	1/1/19	4,485,000	5,062,040
Missouri State Environmental Improvement & Energy Resource Authority, Water Pollution State Revolving Funds Programs	5.250%	1/1/16	1,500,000	1,504,575
Missouri State Health & EFA Revenue, St. Lukes Episcopal	5.000%	12/1/20	5,070,000	5,384,594

Total Missouri				21,943,113

Nevada - 0.8%
Humboldt County, NV, PCR, Idaho Power Co. Project	5.150%	12/1/24	13,000,000	14,044,290
Reno, NV, Hospital Revenue:
Renown Regional Medical Center Project	5.000%	6/1/15	1,000,000	1,052,830
Renown Regional Medical Center Project	5.000%	6/1/16	1,000,000	1,079,320
Renown Regional Medical Center Project	5.000%	6/1/17	2,190,000	2,399,736

Total Nevada				18,576,176

New Jersey - 5.7%
New Jersey EDA, Water Facilities Revenue:
New Jersey American Water Co.	4.450%	6/1/23	3,500,000	3,722,180
New Jersey American Water Co.	5.100%	6/1/23	6,075,000	6,577,281	(e)
New Jersey American Water Co.	4.700%	12/1/25	8,000,000	8,256,640	(e)
New Jersey Health Care Facilities Financing Authority Revenue:
Atlanticare Regional Medical Center	5.000%	7/1/15	1,840,000	1,957,042
Atlanticare Regional Medical Center	5.000%	7/1/16	1,350,000	1,486,121
New Jersey State EDA Revenue	5.000%	6/15/23	2,500,000	2,648,150
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	15,870,000	15,404,692	(e)
School Facilities Construction	1.660%	3/1/28	20,000,000	19,544,400	(b)
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.125%	12/1/23	3,000,000	3,863,550	(a)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	20,000,000	21,213,800
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	5.875%	6/1/21	280,000	286,280	(e)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - continued
New Jersey State Housing & Mortgage Finance Agency, Multi-Family Revenue	5.250%	5/1/23	$5,565,000	$5,791,050
New Jersey State Transportation Trust Fund Authority	5.250%	6/15/24	7,000,000	7,714,350
New Jersey State Turnpike Authority Revenue	6.000%	1/1/14	20,000	20,000	(g)
New Jersey State Turnpike Authority Revenue	0.540%	1/1/17	10,000,000	9,978,100	(b)
New Jersey State Turnpike Authority Revenue	0.680%	1/1/17	20,000,000	19,956,200	(b)(c)
Passaic Valley, NJ, Sewage Commissioners Sewer System, AMBAC	5.625%	12/1/17	3,095,000	3,105,368
Ringwood Boro, NJ, Sewage Authority	9.875%	1/1/14	20,000	20,000	(g)

Total New Jersey				131,545,204

New Mexico - 1.3%
Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC	5.250%	10/1/21	1,100,000	1,288,089
Farmington, NM, PCR, Arizona Public Service Co.	4.700%	9/1/24	27,000,000	27,759,510
New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, NATL	5.000%	6/15/20	1,490,000	1,601,899

Total New Mexico				30,649,498

New York - 5.1%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.000%	7/15/30	33,640,000	35,317,291
MTA, NY, Revenue	5.250%	11/15/22	6,000,000	6,783,360
MTA, NY, Revenue	5.250%	11/15/24	22,995,000	25,473,171
MTA, NY, Revenue	5.000%	11/15/25	5,000,000	5,393,500
Nassau County, NY, IDA, Continuing Care Retirement, Amsterdam at Harborside	5.875%	1/1/18	1,840,000	1,106,981
New York City, NY, Industrial Development Agency Revenue, Queens Baseball Stadium, Pilot, AMBAC	5.000%	1/1/19	1,500,000	1,529,970
New York State Dormitory Authority Revenue:
FHA, New York and Presbyterian Hospital, AGM	5.250%	8/15/24	5,325,000	5,489,063	(a)
Mental Health Services Facilities	5.000%	2/15/18	5,000,000	5,240,350
Municipal Health Facility	5.000%	1/15/25	9,150,000	9,842,472
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.000%	5/1/21	2,500,000	2,737,600
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations	5.000%	5/1/19	7,000,000	8,039,290
New York State Thruway Authority, State Personal Income Tax Revenue, Transportation	5.000%	3/15/26	1,800,000	2,010,564
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.000%	12/1/20	4,000,000	4,239,040
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnical Institute	5.000%	9/1/30	3,000,000	3,085,230
Utility Debt Securitization Authority, NY, Revenue, Restructuring	5.000%	12/15/27	3,000,000	3,407,400

Total New York				119,695,282

North Carolina - 1.8%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare	5.000%	1/15/26	2,000,000	2,119,160
North Carolina Eastern Municipal Power Agency, Power Systems Revenue	5.000%	1/1/26	25,250,000	27,040,478
North Carolina Turnpike Authority, Triangle Expressway System Revenue:
Assured Guaranty	5.250%	1/1/25	7,000,000	7,609,420
Assured Guaranty	5.375%	1/1/26	4,590,000	4,993,736

Total North Carolina				41,762,794

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - 3.7%
Jackson, OH, Local School District, Stark & Summit Counties, AGM	5.000%	12/1/18	1,240,000	1,281,118
Ohio State Air Quality Development Authority Revenue:
FirstEnergy Generation Corp.	5.625%	6/1/18	20,000,000	21,634,600
FirstEnergy Generation Corp.	5.700%	8/1/20	9,000,000	9,908,730
FirstEnergy Nuclear Generation Corp.	5.750%	6/1/16	7,500,000	8,061,150	(b)(c)
Ohio State Department of Administrative Services, COP, Administrative Knowledge System, NATL	5.000%	9/1/16	500,000	525,290
Ohio State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	44,150,000	44,845,804	(b)(c)

Total Ohio				86,256,692

Oregon - 0.4%
Oregon State Department of Administrative Services, COP	5.000%	5/1/29	2,250,000	2,394,428
Oregon State Facilities Authority Revenue, Legacy Health System Project	5.250%	5/1/20	5,000,000	5,686,200

Total Oregon				8,080,628

Pennsylvania - 4.2%
Berks County, PA, Municipal Authority Revenue, Reading Hospital Medical Center	1.560%	7/1/22	10,000,000	9,902,200	(b)(c)
Delaware River Port Authority, PA, Revenue:
Port District Project	5.000%	1/1/20	4,880,000	5,305,194
Port District Project	5.000%	1/1/23	4,850,000	5,175,338
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.000%	6/1/25	11,000,000	11,523,820
Montgomery County, PA, IDA Revenue:
New Regional Medical Center Project, FHA	5.000%	8/1/24	5,980,000	6,397,165
New Regional Medical Center Project, FHA	5.750%	8/1/30	3,000,000	3,164,790
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply LLC	3.000%	9/1/15	25,000,000	25,688,250	(b)(c)
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Revenue:
Philadelphia Biosolids Facility	5.000%	1/1/15	1,560,000	1,596,364
Philadelphia Biosolids Facility	5.375%	1/1/17	2,385,000	2,506,587
Pennsylvania State Higher EFA Revenue, University of Pittsburgh Medical Center	5.000%	5/15/31	9,200,000	9,364,864
Pennsylvania State Public School Building Authority Lease Revenue, Philadelphia School District Project, AGM	5.000%	6/1/27	10,000,000	10,285,300
Pennsylvania State Turnpike Commission	5.250%	12/1/31	6,750,000	7,046,730
West View, PA, Municipal Authority	9.500%	11/15/14	325,000	342,072	(g)

Total Pennsylvania				98,298,674

Puerto Rico - 2.2%
Puerto Rico Commonwealth, GO, Public Improvement	5.250%	7/1/23	21,315,000	15,849,408
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/27	15,000,000	9,952,050
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/24	26,555,000	18,746,236
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/22	6,000,000	5,881,140

Total Puerto Rico				50,428,834

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Rhode Island - 0.1%
Providence, RI, Public Building Authority, General Revenue, NATL	5.375%	12/15/21	$230,000	$230,133
Woonsocket, RI, GO, FGIC	5.375%	10/1/20	2,000,000	1,957,280

Total Rhode Island				2,187,413

South Carolina - 0.1%
South Carolina Jobs, EDA, Hospital Revenue, Anmed Health	5.000%	2/1/22	2,355,000	2,504,236

Tennessee - 4.8%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/17	2,000,000	2,199,960
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/19	2,960,000	3,260,558	(e)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/20	6,390,000	6,996,156	(e)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/21	4,795,000	5,131,369	(e)
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/19	8,260,000	9,088,561
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/20	31,000,000	33,847,350
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	15,000,000	16,066,200
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/24	25,000,000	26,084,750
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	6,865,000	7,207,495
Tennessee Housing Development Agency	5.000%	7/1/23	2,500,000	2,603,700	(e)

Total Tennessee				112,486,099

Texas - 11.3%
Galveston, TX, Wharves & Terminal Revenue	5.000%	2/1/22	2,055,000	2,150,763
Galveston, TX, Wharves & Terminal Revenue	5.000%	2/1/26	2,000,000	2,040,480
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	2,840,910	(e)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Memorial Hermann Healthcare System	0.660%	6/1/18	1,000,000	996,550	(b)
Memorial Hermann Healthcare System	0.760%	6/1/19	2,250,000	2,235,082	(b)
Memorial Hermann Healthcare System	0.810%	6/1/20	2,000,000	1,978,800	(b)
Memorial Hermann Healthcare System	0.890%	6/1/21	3,710,000	3,660,657	(b)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.375%	11/15/28	11,000,000	11,811,910
Harris County, TX, GO, Capital Appreciation, Refunding, Permanent Improvement, NATL	0.000%	10/1/17	1,000,000	955,480
Harris County, TX, Houston Sports Authority Revenue	5.250%	11/15/16	1,125,000	1,126,215
Harris County, TX, Houston Sports Authority Revenue, NATL	5.750%	11/15/19	3,000,000	3,002,640
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue, Deer Park Refining Project	4.700%	5/1/18	46,250,000	49,580,000
Harris County, TX, Revenue, Toll Road	0.650%	8/15/15	30,000,000	30,016,500	(b)(c)
Houston, TX, Airport Systems Revenue:
Senior Lien	5.000%	7/1/26	8,215,000	8,867,600
Senior Lien	5.125%	7/1/27	11,180,000	12,087,257

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Limestone County, TX, Public Facility Corp. Revenue, County Jail Project	5.000%	11/1/19	$2,460,000	$2,534,415
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/20	3,700,000	3,925,515	(e)
Southwest Airlines Co. Project	5.000%	11/1/21	8,780,000	9,297,581	(e)
Southwest Airlines Co. Project	5.000%	11/1/22	2,205,000	2,315,515	(e)
North Forest, TX, ISD, ACA	6.500%	8/15/17	1,230,000	1,456,185
North Texas Tollway Authority Revenue, NATL	5.125%	1/1/28	18,000,000	19,003,860
Panhandle, TX, Regional Housing Finance, GNMA-Collateralized	6.500%	7/20/21	572,000	589,446
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.500%	8/1/21	2,000,000	2,223,160
Sabine River Authority, Texas PCR, Southwestern Electric Power Co., NATL	4.950%	3/1/18	13,000,000	13,908,960
Tarrant County, TX, Health Facilities Development Corp., Health System Revenue, Original Issue Discount, FGIC	5.000%	9/1/15	625,000	656,244	(g)
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	7,360,000	8,238,710
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	4,061,756
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	39,270,000	44,832,988
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/18	4,000,000	4,389,880
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/19	5,000,000	5,469,250
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/20	5,750,000	6,222,075

Total Texas				262,476,384

U.S. Virgin Islands - 0.4%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/25	3,560,000	3,575,878
Matching Fund Loan	6.625%	10/1/29	5,000,000	5,354,100

Total U.S. Virgin Islands				8,929,978

Utah - 0.0%
Provo, UT, Electric Revenue	10.125%	4/1/15	270,000	288,992	(g)
Provo, UT, Electric Revenue:
AMBAC	10.375%	9/15/15	5,000	5,552	(g)
NATL	10.125%	4/1/15	295,000	315,750	(g)

Total Utah				610,294

Vermont - 0.7%
Vermont State Student Assistance Corp., Education Loan Revenue, Vermont Student Assistance Corporation	1.739%	6/1/22	17,184,120	17,161,609	(b)(e)

Virginia - 1.1%
Pittsylvania County, VA, GO	5.600%	2/1/25	1,330,000	1,469,930
Virginia State Resources Authority Infrastructure Revenue, Senior, Pooled Financing Program	5.000%	11/1/19	1,175,000	1,320,101
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/24	1,760,000	1,808,981	(e)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/24	2,900,000	2,980,707	(e)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/25	3,875,000	3,933,861	(e)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - continued
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/26	$3,290,000	$3,310,332	(e)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/26	4,700,000	4,729,046	(e)
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.250%	7/1/19	4,940,000	5,357,825

Total Virginia				24,910,783

Washington - 1.1%
King County, WA, Public Hospital District, GO	5.250%	12/1/28	6,725,000	7,006,374
Port of Seattle, WA, Revenue	5.000%	9/1/23	2,500,000	2,728,700	(e)
Port of Seattle, WA, Revenue	5.000%	9/1/24	2,300,000	2,483,264	(e)
Washington State Health Care Facilities Authority Revenue:
Central Washington Health Services Association	6.750%	7/1/29	7,080,000	7,807,045
Multicare Health System	5.750%	8/15/29	3,000,000	3,220,770
Providence Health & Services	5.000%	10/1/21	2,000,000	2,275,720	(b)(c)

Total Washington				25,521,873

West Virginia - 0.8%
West Virginia Higher Education Policy Commission Revenue, Higher Education Facilities	5.000%	4/1/26	6,440,000	7,090,311
West Virginia State Hospital Finance Authority Revenue, AGM	5.375%	6/1/28	6,000,000	6,322,800
West Virginia State Hospital Finance Authority, Hospital Revenue, United Health Systems	5.250%	6/1/29	5,785,000	6,078,473

Total West Virginia				19,491,584

Wisconsin - 1.2%
Milwaukee County, WI, Airport Revenue	5.000%	12/1/20	1,425,000	1,580,525	(e)
Milwaukee County, WI, Airport Revenue	4.000%	12/1/21	1,700,000	1,763,308	(e)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/22	1,345,000	1,447,987	(e)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/23	1,000,000	1,061,800	(e)
Sheboygan, WI, PCR, Wisconsin Power Convention, FGIC	5.000%	9/1/15	4,000,000	4,220,880
Wisconsin State General Fund Annual Appropriation Revenue	5.375%	5/1/25	10,000,000	11,107,300
Wisconsin State HEFA Revenue, Children’s Hospital	5.500%	8/15/29	5,950,000	6,503,290

Total Wisconsin				27,685,090

Wyoming - 0.6%
Sweetwater County, WY, PCR, Idaho Power Co. Project	5.250%	7/15/26	14,000,000	14,622,020

TOTAL MUNICIPAL BONDS (Cost - $2,179,282,895)				2,264,883,608

			SHARES
STATUTORY TRUST CERTIFICATES - 0.0%
CMS Liquidating Trust (Cost - $989,420)			200	690,400

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,180,272,315)				2,265,574,008

			FACE AMOUNT
SHORT-TERM INVESTMENTS - 2.1%
Florida - 0.1%
Liberty County, FL, IDR, Georgia Pacific Corp. Project	0.300%	10/1/28	$1,600,000	1,600,000	(e)(i)(j)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 2.0%
New York City, NY, GO:
LIQ-Dexia Credit Local	0.340%	4/1/35	$6,500,000	$6,500,000	(i)(j)
SPA-Dexia Credit Local	0.310%	8/1/28	6,600,000	6,600,000	(i)(j)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.450%	6/15/32	4,900,000	4,900,000	(i)(j)
SPA-Dexia Credit Local	0.310%	6/15/32	12,050,000	12,050,000	(i)(j)
SPA-Dexia Credit Local	0.320%	6/15/33	5,900,000	5,900,000	(i)(j)
New York City, NY, TFA Revenue, New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.310%	11/1/22	8,455,000	8,455,000	(i)(j)
New York, NY, GO, Subordinated, LOC-Dexia Credit Local	0.310%	3/1/34	2,630,000	2,630,000	(i)(j)

Total New York				47,035,000

Pennsylvania - 0.0%
Mercer County, PA, GO	0.290%	10/1/31	900,000	900,000	(i)(j)

TOTAL SHORT-TERM INVESTMENTS (Cost - $49,535,000)				49,535,000

TOTAL INVESTMENTS - 99.3% (Cost - $2,229,807,315#)				2,315,109,008
Other Assets in Excess of Liabilities - 0.7%				16,317,095

TOTAL NET ASSETS - 100.0%				$2,331,426,103

(a)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Maturity date shown represents the mandatory tender date.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(g)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(h)	The maturity principal is currently in default as of December 31, 2013.

(i)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

Summary of Investments by Industry †

Industrial Revenue	22.5%
Transportation	19.6
Health Care	18.4
Power	9.6
Special Tax Obligation	7.0
Water & Sewer	4.6
Education	3.9
State General Obligation	3.4
Leasing	3.2
Local General Obligation	2.5
Solid Waste/Resource Recovery	1.1
Pre-Refunded/Escrowed to Maturity	0.8
Housing	0.7
Other	0.6
Statutory Trust Certificates	0.0 ‡
Short - Term Investments	2.1

100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of December 31, 2013 and are subject to change.

‡	Represents less than 0.1%.

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	0.9%
AA/Aa	29.1
A	47.1
BBB/Baa	15.9
BB/Ba	3.5
B/B	0.7
A-1/VMIG 1	2.1
NR	0.7

100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Municipal bonds	—	$2,264,883,608	—	$2,264,883,608
Statutory trust certificates	—	690,400	—	690,400

Total long-term investments	—	2,265,574,008	—	2,265,574,008

Short-term investments†	—	49,535,000	—	49,535,000

Total investments	—	$2,315,109,008	—	$2,315,109,008

Other financial instruments:
Futures contracts	$1,722,667	—	—	$1,722,667

Total	$1,722,667	$2,315,109,008	—	$2,316,831,675

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$122,048,528
Gross unrealized depreciation	(36,746,835)

Net unrealized appreciation	$85,301,693

At December 31, 2013, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	730	3/14	$95,390,792	$93,668,125	$1,722,667

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at December 31, 2013.

Futures Contracts
Primary Underlying Risk	Unrealized Appreciation
Interest rate risk	$1,722,667

During the period ended December 31, 2013, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)†	$423,100
Futures contracts (to sell)	55,215,438

†	At December 31, 2013, there were no open positions held in this derivative.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: February 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: February 25, 2014

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: February 25, 2014